Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 101,844	$ 102,503	$ 101,108
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 101,844	$ 102,503	$ 101,108